Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2019
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Mainland China Contribution Plan and Profit Appropriation
19.	MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

Full time employees of the Company in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. The total provisions for such employee benefits were $4,768,614, $4,000,211 and $2,708,316 for the years ended December 31, 2017, 2018 and 2019, respectively.